CAPITAL MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of objectives, policies and processes for managing capital [abstract]
Summary of Brookfield Renewables strategy
Brookfield Renewable’s strategy during 2023, which was unchanged from 2022, was to maintain the measures set out in the following schedule as at December 31:

	Corporate		Consolidated
(MILLIONS)	2023	2022	2023	2022
Commercial paper(1)	$183	$249	$183	$249
Debt
Medium-term notes(2)	2,660	2,307	2,660	2,307
Non-recourse borrowings(3)	—	—	27,020	22,321
	2,660	2,307	29,680	24,628
Deferred income tax liabilities, net(4)	—	—	6,930	6,331
Equity
Non-controlling interest	—	—	18,863	14,755
Preferred equity	583	571	583	571
Perpetual subordinated notes	592	592	592	592
Preferred limited partners’ equity	760	760	760	760
Unitholders’ equity	9,181	9,608	9,181	9,608
Total capitalization	$13,776	$13,838	$66,589	$57,245
Debt-to-total capitalization	19%	17%	45%	43%
Debt-to-total capitalization (market value)(5)	12%	11%	40%	39%
(1)Draws on corporate credit facilities and commercial paper issuances are excluded from the debt-to-total capitalization ratios as they are not a permanent source of capital.
(2)Medium-term notes are unsecured and guaranteed by Brookfield Renewable and excludes $10 million (2022: $8 million) of deferred financing fees, net of unamortized premiums.
(3)Consolidated non-recourse borrowings include $2,626 million (2022: $1,838 million) borrowed under a subscription facility of a Brookfield sponsored private fund and excludes $140 million (2022: $124 million) of deferred financing fees and $11 million (2022: $105 million) of unamortized premiums.
(4)Deferred income tax liabilities less deferred income tax assets.
(5)Based on market values of Preferred equity, Perpetual subordinated notes, Preferred limited partners’ equity and Unitholders’ equity.